Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

NOTE 2 - BASIS OF PRESENTATION

The accompanying interim period unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. However, in the opinion of management, all adjustments consisting of normal recurring adjustments considered necessary for a fair presentation of the financial position and results of operations have been included and management believes the disclosures that are made are adequate to make the information presented not misleading.

The condensed balance sheets at December 31, 2018 have been derived from the audited financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2018 filed with the SEC on April 1, 2019 (the “2018 Annual Report”), but does not include all of the information and footnotes required by GAAP for complete financial statements.

The results for the three and nine months ended September 30, 2019 are not necessarily indicative of the results expected for the full fiscal year or any other period. The accompanying interim period unaudited condensed financial statements and related financial information included in this Quarterly Report on Form 10-Q (“Quarterly Report”) should be read in conjunction with the audited financial statements and notes thereto included in the Company’s 2018 Annual Report.

All common share amounts and per share amounts have been adjusted to reflect a 1-for-10 reverse stock split of the Company’s common stock effected on March 23, 2018.

Going Concern and Liquidity

The accompanying interim period unaudited condensed financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has not generated any product revenue and has not achieved profitable operations to date. For the nine months ended September 30, 2019, the Company had a net loss of approximately $9.7 million and had net cash used in operating activities of approximately $12.9 million. At September 30, 2019, the Company had net working capital of approximately $0.1 million, an accumulated deficit of approximately $79.9 million, and cash and cash equivalents of approximately $2.0 million.

In September 2019, the Company announced that its Phase 3 clinical trial of RP-G28 for LI failed to demonstrate statistical significance in its pre-specified primary and secondary endpoints. While the Company is continuing to analyze the results of the trial to better understand the data and clinical outcomes to assess a path forward for RP-G28, no further development efforts of RP-G28 are currently ongoing. The Company is currently exploring and evaluating potential strategic alternatives to enhance shareholder value, which may include an acquisition, merger, reverse merger, other business combination, sale of assets, licensing or other strategic transaction.

There is no assurance that profitable operations will ever be achieved, and, if achieved, could be sustained on a continuing basis. The Company’s operating expenses have decreased significantly since the completion of its Phase 3 clinical trial of RP-G28 and the Company has made additional operating expense reductions following the announcement of the trial results, including reductions to executive and board compensation. The Company will continue to make further reductions as necessary. However, any future development activities, clinical and pre-clinical testing, and commercialization of the Company’s products will require significant financing. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the operations of the Company have been funded through the sale of common shares, preferred shares, warrants and convertible debt. Our announcement related to the results of our Phase 3 clinical trial of RP-G28 has significantly depressed our stock price and may severely impair our ability to raise additional funds. Management cannot be certain that additional funding will be available on acceptable terms, or at all. To the extent that the Company is able to raise additional funds by issuing equity securities, the Company’s stockholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that could impact the Company’s ability to conduct business. If the Company is not able to raise additional capital on acceptable terms, the Company may have to (i) discontinue the development and/or commercialization of RP-G28; (ii) seek collaborators for the development of RP-G28 on terms that are less favorable than might otherwise be available; or (iii) relinquish or otherwise dispose of rights to RP-G28.

The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 — BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.

Going Concern and Liquidity

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not generated any product revenue and has not achieved profitable operations. The Company had net losses of approximately $16.9 million and $7.9 million for the years ended December 31, 2018 and 2017, respectively, and had net cash used in operating activities of approximately $13.3 million and $7.4 million, for the years ended December 31, 2018 and 2017, respectively. At December 31, 2018, the Company had working capital of approximately $9.3 million, an accumulated deficit of approximately $70.2 million, cash and cash equivalents of approximately $7.8 million and investment in short-term marketable debt securities of $7.0 million. There is no assurance that profitable operations will ever be achieved, and, if achieved, could be sustained on a continuing basis. In addition, development activities, clinical and pre-clinical testing, and commercialization of the Company’s products will require significant financing. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the operations of the Company have been funded through the sale of common shares, preferred shares, warrants and convertible debt. Management cannot be certain that additional funding will be available on acceptable terms, or at all. To the extent that the Company raises additional funds by issuing equity securities, the Company’s stockholders may experience significant dilution. Any debt financing, if available, may involve restrictive covenants that could impact the Company’s ability to conduct business. If the Company is not able to raise additional capital when required or on acceptable terms, the Company may have to (i) significantly delay, scale back or discontinue the development and/or commercialization of one or more product candidates; (ii) seek collaborators for product candidates at an earlier stage than otherwise would be desirable and on terms that are less favorable than might otherwise be available; or (iii) relinquish or otherwise dispose of rights to technologies, product candidates or products that the Company would otherwise seek to develop or commercialize.

The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.